Equity (Details Textual)												1 Months Ended							3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	May 13, 2016 $ / shares shares	Jan. 06, 2016 $ / shares	Dec. 09, 2015 USD ($) $ / shares shares	Nov. 09, 2015 $ / shares shares	Nov. 06, 2015 USD ($) shares	Nov. 05, 2015 $ / shares shares	Nov. 04, 2015 $ / shares shares	Sep. 01, 2015 USD ($) $ / shares shares	Sep. 01, 2015 $ / shares shares	May 26, 2015 USD ($) $ / shares shares	Mar. 31, 2015 $ / shares shares	Sep. 23, 2016 USD ($) shares	Apr. 30, 2016 USD ($)	Dec. 23, 2015 shares	Oct. 19, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) Holders $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Apr. 28, 2013 shares	Sep. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares $ / pure shares	Sep. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares $ / pure shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Mar. 31, 2016 shares	Apr. 17, 2015 USD ($) $ / shares shares	Apr. 15, 2015 $ / shares
Equity (Textual)
Warrants to purchase common stock																						1,515,190				1,515,190
Warrants exercisable price per share | $ / shares		$ 0.50
Shares issued																				12,577	53,374			12,577			53,374
Warrants and common shares issued for accrued interest | $																											$ 26,687
Common stock returned and cancelled for issuance of convertible note | $																											(37,644)
Common stock issued for services | $																											350,000
Proceeds from issuance of warrants | $																											914,220
Number of warrants issued																			1,195,985						1,195,985
Derivative liability | $																			$ 8,990,943		$ 12,796,146				$ 8,990,943		12,796,146	847,791
Conversion of debt instrument, value | $																											$ 1,634,928
Conversion of debt instrument, shares																											3,323,230
Proceeds from exercise of warrants | $																									6,288	$ 914,218	$ 914,220
Exercise price of warrants | $ / shares											$ 0.50						$ 0.50						$ 0.50
Warrants exercise price subject to certain anti-dilution provisions | $ / shares																					$ 1
Principal balances of notes | $																						$ 757,595				757,595
Issued common stock convertible notes, shares																						1,515,190
Fair value of warrants issued | $																											$ 1,423,303	688,614
Additional warrants issued to investors																											5,284,500
Gain on change in fair value of derivative | $																			(3,274,387)			$ (8,977,501)			6,170,172	(11,418,423)	$ (10,193,218)	38,497
Reclassification of warrants as derivative liabilities | $																										76,368	76,368	688,614
Convertible note conversion, description											Each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.
Proceeds exchange for convertible notes | $																									1,199,500	1,657,500	2,106,405	800,000
Fair value of derivative liability of warrants | $																									12,796,146				$ 197,674
Warrant derivative liability | $																			8,990,943		$ 12,796,146				8,990,943		12,796,146	847,791
Compensation expense | $																											1,346,935
Loss on extinguishment of liability | $																									(3,756,985)	(150,000)	(150,000)
Warrants issued for interest expense | $																									6,023
Warrant expense | $																									$ 1,277,699
Robert J. Fasnacht [Member]
Equity (Textual)
Warrants to purchase common stock				500,000
Common stock price per share | $ / shares			$ 0.0001	$ 0.0001
Equity Option [Member]
Equity (Textual)
Stock options outstanding intrinsic value | $																					$ 55,500						$ 55,500	$ 0
Warrant [Member]
Equity (Textual)
Warrants to purchase common stock							2,400,000														408,040						408,040				200,000
Number of warrant shares vested							1,200,000
Common stock price per share | $ / shares							$ 1.00
Sale of common shares, shares																											86,000
Proceeds from exchange of common stock | $																											$ 86,000
Sale of stock, per share price | $ / shares																					$ 1.00						$ 1.00
Sale of stock and warrant, Description																											Each unit consisted of one common share and one warrant.
Warrant exercisable period															5 years												5 years
Warrants exercisable price per share | $ / shares																											$ 1.00
Number of common shares exercised																									(12,577)		(1,828,436)
Interest rate															8.00%
Common stock estimated fair value grants | $			$ 35,468
Maximum options granting to purchase common stock																									19,254,051		15,481,234	1,707,000
Stock options cancelled during the period																									110,000		162,850	12,000
Maximum term of options																									4 years 10 months 24 days		4 years 7 months 6 days
Stock options outstanding intrinsic value | $																					$ 60,709,026						$ 60,709,026
Warrants granted during the period																												860,150
Warrants exercised to total shares of common stock																											1,178,786
Proceeds from issuance of warrants | $																											$ 589,393
Number of warrants issued										250,000	466,667					700,000	466,667				486,549		466,667				486,549
Derivative liability | $										$ 128,317																					$ 102,654
Common stock issued after exercise of warrants																							649,650
Warrants issued for conversion of notes																530,000						377,500
Conversion of debt instrument, value | $																$ 530,000	$ 700,000					$ 377,500					$ 675,000
Conversion of debt instrument, shares															75,288							377,500					1,350,000
Additional warrant issued																1,400,000
Proceeds from exercise of warrants | $																						$ 377,500	$ 324,825				$ 589,393
Term of warrants										5 years						5 years	5 years					5 years
Exercise price of warrants | $ / shares								$ 1.00	$ 1.00	$ 0.50	$ 2.50				$ 2.50	$ 0.50	$ 2.50					$ 0.50	$ 2.50			$ 0.50					$ 0.50	$ 0.50
Warrants exercise price subject to certain anti-dilution provisions | $ / shares																						$ 0.50
Principal balances of notes | $																					$ 204,020	$ 377,500				$ 377,500	204,020
Issued common stock convertible notes, shares																					408,040
Fair value of warrants issued | $																									1,195,985		$ 463,575
Additional warrants issued to investors																											86,000
Gain on change in fair value of derivative | $																									4,349,645		$ 10,525,052
Convertible note conversion, description																The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.	The convertible notes are convertible into units, with each unit consisting of a share of common stock and a warrant with a five year life from the date of conversion and an exercise price of $1 per share, subject to certain anti-dilution provisions.				The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.	The convertible notes are convertible into units, with each unit consisting two shares of common stock and two warrants with a five year life from the date of conversion and an exercise price $0.50 per share, subject to certain anti-dilution provisions.
Number of convertible debt | Holders																2
Proceeds exchange for convertible notes | $																					$ 486,549
Shares issued for cashless warrant																											1,350,000
Aggregate amount of promissory notes | $																					$ 675,000						$ 675,000
Common stock strike price																					0.50						0.50
Recognize Black-Scholes option pricing model expenses | $																			$ 373,008						$ 604,187
Warrant [Member] | First Anniversary [Member]
Equity (Textual)
Number of warrant shares vested							600,000
Warrant [Member] | Second Anniversary [Member]
Equity (Textual)
Number of warrant shares vested							600,000
Warrant [Member] | Mr.Tobin [Member]
Equity (Textual)
Warrants to purchase common stock								1,500,000	1,500,000
Number of warrant shares vested									375,000
Proceeds from exercise of warrants | $								$ 375,000
Exercise price of warrants | $ / shares								$ 1.00	$ 1.00
Fair value of warrants issued | $								$ 2,835,061
Warrant [Member] | Mr.Tobin [Member] | First Anniversary [Member]
Equity (Textual)
Number of warrant shares vested								375,000	375,000
Warrant [Member] | Mr.Tobin [Member] | Second Anniversary [Member]
Equity (Textual)
Number of warrant shares vested								375,000	375,000
Warrant [Member] | Mr.Tobin [Member] | Third Anniversary [Member]
Equity (Textual)
Number of warrant shares vested								375,000	375,000
Warrant [Member] | Robert J. Fasnacht [Member]
Equity (Textual)
Warrants to purchase common stock			500,000
Warrants exercisable price per share | $ / shares				$ 1.00
Term of warrants				10 years
Warrant [Member] | Chief Executive Officer [Member]
Equity (Textual)
Warrants to purchase common stock						3,000,000
Common stock price per share | $ / shares						$ 0.0001
Warrants exercisable price per share | $ / shares						$ 1.00
Term of warrants						10 years
Warrant [Member] | Minimum [Member]
Equity (Textual)
Exercise price of warrants | $ / shares																												$ 12.00
Warrant [Member] | Maximum [Member]
Equity (Textual)
Exercise price of warrants | $ / shares																												$ 17.50
Warrants One [Member]
Equity (Textual)
Warrants to purchase common stock							2,400,000					15,000
Number of warrant shares vested							1,200,000
Common stock price per share | $ / shares							$ 1.00
Shares issued												1
Exercise price of warrants | $ / shares																			$ 0.50						$ 0.50
Fair value of warrants issued | $												$ 13,618
Warrant expense | $																			$ 265,787						$ 915,489
Recognize Black-Scholes option pricing model expenses | $												$ 13,618
Derivatives, determination of fair value description							The fair value of the first 1,200,000 Warrants Shares was determined to be $1,115,964 using the Black-Scholes option pricing model and was recognized as expense during the year ended December 31, 2015.
Warrants One [Member] | First Anniversary [Member]
Equity (Textual)
Number of warrant shares vested							600,000
Warrants One [Member] | Second Anniversary [Member]
Equity (Textual)
Number of warrant shares vested							600,000
Warrants Two [Member]
Equity (Textual)
Warrants to purchase common stock	1,000,000
Number of warrant shares vested	500,000
Common stock price per share | $ / shares	$ 1.00
Derivatives, determination of fair value description	The fair value of the first 500,000 Warrant Shares was determined to be $388,888 using the Black-Scholes option pricing model and was recognized as expense during the quarter ended June 30, 2016.
Warrants Two [Member] | First Anniversary [Member]
Equity (Textual)
Number of warrant shares vested	250,000
Warrants Two [Member] | Second Anniversary [Member]
Equity (Textual)
Number of warrant shares vested	250,000
Warrants Three [Member]
Equity (Textual)
Warrants to purchase common stock	200,000
Number of warrant shares vested	1.00
Derivatives, determination of fair value description	The fair value of the Warrant Shares was determined to total $199,905 as of September 30, 2016 using the Black-Scholes option pricing model of which $155,554 was recognized as expense during the three and nine months ended September 30, 2016.
Common Stock [Member]
Equity (Textual)
Warrants to purchase common stock																			205,050	3,031,050				3,031,050	205,050
Common stock price per share | $ / shares			$ 0.50
Sale of common shares, shares																											86,000	1,507,000
Proceeds from exchange of common stock | $													$ 40,062						$ 25,129	$ 466,451				$ 67,536			$ 86,000	$ 1,883,750
Sale of stock, per share price | $ / shares																					$ 1.00						$ 1.00	$ 1.25
Sale of stock and warrant, Description																											Each unit consisted of one common share and one warrant.	Each unit consisted of one common share and one warrant.
Warrant exercisable period			10 years												5 years												5 years	5 years
Warrants exercisable price per share | $ / shares																											$ 1.00	$ 2.50
Shares issued																			54,278	1,007,535				1,007,535	54,278					1,140,662
Number of common shares exercised			250,000																								1,828,437
Common stock returned and cancelled for issuance of convertible note | $																											$ (7)
Number of common stock cancelled															75,288												(75,288)
Common stock issued for services (in shares)					350,000																						350,000
Common stock issued for services | $					$ 350,000																						$ 35
common stock issued for shares and warrants			100,000
Common stock estimated fair value grants | $			$ 14,532
Conversion of debt instrument, value | $															$ 37,644
Conversion of debt instrument, shares															37,644
Proceeds from exercise of warrants | $			$ 50,000
Exercise price of warrants | $ / shares															$ 0.50
Common stock issued, shares																								245,878
Number of warrant to purchase of common stock																				1,140,662				426,741
Fair value of shares and warrants | $																								$ 617,174
Loss on extinguishment of liability | $																								$ 549,638
Warrants issued for interest expense | $																			$ 6,023
PIPE I [Member] | Warrant [Member] | Minimum [Member]
Equity (Textual)
Warrants exercisable price per share | $ / shares																											$ 0.50
PIPE I [Member] | Warrant [Member] | Maximum [Member]
Equity (Textual)
Warrants exercisable price per share | $ / shares																											2.50
PIPE II [Member]
Equity (Textual)
Sale of stock, per share price | $ / shares																					1.00						1.00
PIPE II [Member] | Warrant [Member] | Minimum [Member]
Equity (Textual)
Warrants exercisable price per share | $ / shares																											1.00
PIPE II [Member] | Warrant [Member] | Maximum [Member]
Equity (Textual)
Warrants exercisable price per share | $ / shares																											$ 2.50
PIPE II investors [Member]
Equity (Textual)
Sale of common shares, shares																											1,554,500
Sale of stock, per share price | $ / shares																					$ 1.25						$ 1.25
2013 Stock Option Plan [Member]
Equity (Textual)
Maximum options granting to purchase common stock																		2,000,000
Maximum term of options																		10 years
Stock Options [Member]
Equity (Textual)
Number of common shares exercised
Maximum options granting to purchase common stock														50,000													50,000
Stock options cancelled during the period																											49,000	56,000
Stock option vested														1,000
Options expiration date														Dec. 31, 2025
Maximum term of options														50 months											9 years 2 months 12 days		10 years
stock option awards expenses | $																			4,164			$ 0			$ 12,489	$ 0	$ 364	$ 0
Future stock compensation expense | $																									$ 56,448		$ 68,938
Weighted average remaining vesting period																									3 years 4 months 24 days		4 years 2 months 12 days
Stock options outstanding intrinsic value | $																			$ 26,311		$ 55,500				$ 26,311		$ 55,500